Basic and Diluted Net Income / (Loss) Per Share - Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	28,779,665	4,865,239	6,428,594	2,691,509
ISOs [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	2,413	6,164	6,011	6,178
Equity-classified Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	2,942,600	148,649	1,237,928	116,928
Liability-classified Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total		908,334		2,020,139
Legacy Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	3,439,953		3,439,953
Representative Warrants [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total			84,377
Convertible Notes [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total				431,276
Series A Preferred Stock [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total	805,288	486,097	1,414,736
RSU Awards [Member]
Schedule of Common Stock from Potential Exercise or Conversion of Outstanding Potentially Dilutive Securities [Line Items]
Total		243,089	245,589	116,988